Financial risk factors - Currency exchange and commodity price risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Currency exchange risk
Financial risk factors
Number of countries in which the Group operates			22
Number of continents in which the Group operates			5
Percentage increase in currency exchange rate			1.00%
Increase in shareholders' equity | $			$ 5	$ 2
Commodity price risk
Financial risk factors
Percentage of energy costs relating to gas			50.00%
Forward contracts | Commodity price risk
Financial risk factors
Contractual positions in tranches			10.00%
Forward contracts | Commodity price risk | Estimate
Financial risk factors
Energy risk revenue	55.00%	60.00%